Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
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Commitments and Contingencies
35.	COMMITMENTS AND CONTINGENCIES
Capital commitments
As of December 31, 2020, the Group had capital commitments as follows:

RMB
Contracted for but not provided
- property	1,202
- telecommunications network plant and equipment	18,997

20,199

Contingent liabilities

(a)	The Group was advised by their PRC lawyers that no material contingent liabilities were assumed by the Group.

(b)
As of December 31, 2019 and 2020, the Group did not have contingent liabilities in respect of guarantees given to banks in respect of banking facilities granted to other parties, or other forms of contingent liabilities.

Legal contingencies
The Group is a defendant in certain lawsuits as well as the named party in other proceedings arising in the ordinary course of business. Management has assessed the likelihood of an unfavourable outcome of such contingencies, lawsuits or other proceedings and based on such assessment, believes that any resulting liabilities will not have a material adverse effect on the financial position, operating results or cash flows of the Group.